CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Accounts payable (in dollars)	$ 22,523	$ 29,351
Advance from customers (in dollars)	8,758	8,282
Accrued expenses and other current liabilities	$ 21,084	$ 19,983
Ordinary shares, shares authorized	750,000,000	750,000,000
Ordinary shares, shares issued	145,754,507	101,847,447
Ordinary shares, shares outstanding	137,820,605	94,456,773
Treasury stock, shares	7,933,902	7,390,674
Consolidated VIEs
Accounts payable (in dollars)	$ 20	$ 22
Advance from customers (in dollars)	0	0
Accrued expenses and other current liabilities	$ 1,537	$ 1,760